Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net sales	$ 8,232.4		$ 7,170.6		$ 5,120.7
Cost of sales	(6,504.5)		(5,578.5)		(4,272.8)
Gross profit	1,727.9		1,592.1		847.9
Selling, general and administrative expenses	(368.7)		(327.2)		(299.8)
Research, development and engineering expenses, net	(441.5)		(361.3)		(322.4)
Amortization of intangibles	(18.6)		(18.0)		(23.1)
Other income (expense), net	(9.9)		(16.4)		(133.7)
Operating income	889.2		869.2		68.9
Equity in earnings of affiliates, net of tax	6.8		5.5		3.8
Interest income	4.9		3.4		5.9
Interest expense	(62.0)		(54.3)		(68.2)
Loss on extinguishment of debt	(6.2)		(12.3)
Other financial items, net	(4.4)		(6.0)		(4.9)
Income before income taxes	828.3		805.5		5.5
Income tax (expense) benefit	(201.3)		(210.0)		7.1
Net income	627.0	[1]	595.5	[1]	12.6	[1]
Less: Net income attributable to non-controlling interests	3.6		4.9		2.6
Net income attributable to controlling interest	$ 623.4		$ 590.6		$ 10.0
Earnings per common share
Earnings per share- basic	$ 6.99		$ 6.77		$ 0.12
Earnings per share- assuming dilution	$ 6.65		$ 6.39		$ 0.12
Weighted average number of shares
- basic	89.2		87.3		81.5
- assuming dilution	93.7		92.4		84.5
Cash dividend per share - declared	$ 1.78		$ 1.05
Cash dividend per share - paid	$ 1.73		$ 0.65		$ 0.21

[1]	See Note 13 for further details - includes tax effects where applicable.